Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 299,994	$ 315,063
Consumer installment and other personal	274,675	259,033
Credit card	40,802	41,662
Business and government	357,237	345,943
Total loans	972,708	961,701
Loans at FVOCI	393	288
Loans	973,101	961,989
Total allowance for loan losses	8,419	8,689	$ 8,613
Total loans, net of allowance	$ 964,682	$ 953,300